Expense Example, No Redemption {- Fidelity Advisor Freedom® 2035 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2035 Fund	May 28, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 667
3 Years	860
5 Years	1,065
10 Years	1,636
Class M
Expense Example, No Redemption:
1 Year	469
3 Years	717
5 Years	981
10 Years	1,716
Class C
Expense Example, No Redemption:
1 Year	174
3 Years	535
5 Years	917
10 Years	1,771
Class I
Expense Example, No Redemption:
1 Year	72
3 Years	223
5 Years	384
10 Years	829
Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	194
5 Years	333
10 Years	$ 723